Stock Based Compensation Plans: (Tables)	12 Months Ended
Dec. 31, 2015
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions

Share option transactions for the years ended December 31, 2015, 2014 and 2013 are as follows:

	2015		2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of year	5,698,000	$ 2.31	5,443,000	$ 2.21	6,753,188	$ 1.77
Options exercised	(369,500)	1.84	(55,000)	1.82	(1,560,188)	0.43
Options granted	315,000	3.90	310,000	4.02	250,000	3.00
Options outstanding - end of year	5,643,500	$ 2.43	5,698,000	$ 2.31	5,443,000	$ 2.21

Options exercisable - end of year	5,593,500	$ 2.42	5,491,331	$ 2.25	4,493,000	$ 2.27

Options outstanding and exercisable

The following table relates to stock options at December 31, 2015:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82	2,273,000	$1.82	$1,613,830	0.01	2,273,000	$1.82	$1,613,830	0.01
$1.92	875,000	$1.92	533,750	5.44	875,000	$1.92	533,750	5.44
$2.89	1,620,500	$2.89	-	1.08	1,620,500	$2.89	-	1.08
$3.00	250,000	$3.00	-	2.44	250,000	$3.00	-	2.44
$3.89	100,000	$3.89	-	4.21	50,000	$3.89	-	4.21
$3.91	215,000	$3.91	-	9.49	215,000	$3.91	-	9.49
$4.02	310,000	$4.02	-	8.56	310,000	$4.02	-	8.56
$1.82 - $4.02	5,643,500	$2.43	$2,147,580	2.17	5,593,500	$2.42	$2,147,580	2.15

Weighted average assumptions

The weighted average fair value of the options granted in 2015, 2014 and 2013 was calculated at $0.85, $0.87 and $0.98, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2015	2014	2013
Risk free interest rate	0.66%	0.53%	0.34%
Expected term	2.0 years	2.0 years	2.0 years
Expected volatility	38%	38%	59%
Dividend yield	nil	nil	nil